Income taxes - Deferred tax assets and liabilities offset (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income taxes
Balance at beginning of year	$ 0	$ 0
Recognized in consolidated statement of income (loss)	(2,513)	(3,800)
Recognized in goodwill	2,513	3,800
Balance at end of year	$ 0	$ 0